Financial instruments and risk management - Summary by currency, Group's net debt, after taking into account relevant cross currency interest rate swaps and foreign exchange contracts (Detail) - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total borrowings	$ (13,831)	$ (14,115)
Cash and cash equivalents	10,381	8,027
Other investments	2,899	2,839
Net cash/(debt)	(664)	(3,651)	$ 255
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Total borrowings	(12,653)
Lease liabilities	(1,178)
Derivatives related to net debt: designated as hedges	248
Cash and cash equivalents	10,381
Other investments	2,538
Net cash/(debt)	(664)	(3,651)
Foreign exchange risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Total borrowings	(12,102)
Lease liabilities	(342)
Derivatives related to net debt: designated as hedges	248
Cash and cash equivalents	9,517
Other investments	2,538
Net cash/(debt)	(141)	(2,843)
Foreign exchange risk | Australian dollar
Disclosure of detailed information about financial instruments [line items]
Total borrowings	(375)
Lease liabilities	(350)
Derivatives related to net debt: designated as hedges	0
Cash and cash equivalents	439
Other investments	0
Net cash/(debt)	(286)	(561)
Foreign exchange risk | Euro
Disclosure of detailed information about financial instruments [line items]
Total borrowings	(4)
Lease liabilities	(25)
Derivatives related to net debt: designated as hedges	0
Cash and cash equivalents	43
Other investments	0
Net cash/(debt)	14	10
Foreign exchange risk | South African rand
Disclosure of detailed information about financial instruments [line items]
Total borrowings	0
Lease liabilities	(1)
Derivatives related to net debt: designated as hedges	0
Cash and cash equivalents	141
Other investments	0
Net cash/(debt)	140	171
Foreign exchange risk | Canadian dollar
Disclosure of detailed information about financial instruments [line items]
Total borrowings	(170)
Lease liabilities	(199)
Derivatives related to net debt: designated as hedges	0
Cash and cash equivalents	36
Other investments	0
Net cash/(debt)	(333)	(322)
Foreign exchange risk | Other
Disclosure of detailed information about financial instruments [line items]
Total borrowings	(2)
Lease liabilities	(261)
Derivatives related to net debt: designated as hedges	0
Cash and cash equivalents	205
Other investments	0
Net cash/(debt)	$ (58)	$ (106)